Summary of Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	$ 964,483		$ 963,667	$ 946,903
Finite lived, accumulated amortization	(629,119)		(589,784)	(512,949)
Finite lived, intangible assets, net	335,364	$ 335,364	373,883	433,954
Intangible assets, net	710,549		749,045	825,905
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	476,460		475,776	477,359
Finite lived, accumulated amortization	(343,667)		(320,991)	(279,008)
Finite lived, intangible assets, net	132,793		154,785	198,351
Patents and Technology
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	446,840		446,854	431,979
Finite lived, accumulated amortization	(260,982)		(246,509)	(215,915)
Finite lived, intangible assets, net	185,858		200,345	216,064
Trademarks and Trade Names
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	29,756		29,737	25,970
Finite lived, accumulated amortization	(14,155)		(12,695)	(9,902)
Finite lived, intangible assets, net	15,601		17,042	16,068
Indefinite lived intangible assets	375,185		375,162	391,951
Distributor Contracts And Relationships
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	4,772		4,693	4,771
Finite lived, accumulated amortization	(4,230)		(3,875)	(3,401)
Finite lived, intangible assets, net	542		818	1,370
Non-compete
Finite Lived Intangible Assets [Line Items]
Finite lived, gross carrying amount	6,655		6,607	6,824
Finite lived, accumulated amortization	(6,085)		(5,714)	(4,723)
Finite lived, intangible assets, net	$ 570		$ 893	$ 2,101